Equity (Details) - Schedule of Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pre-share forward split [Member]
Equity (Details) - Schedule of Consolidated Statements of Operations (Parentheticals) [Line Items]
Diluted loss per ordinary share	$ (552.96)	$ (418.15)
Diluted weighted average number of shares	14,770	16,026
Adjustments [Member]
Equity (Details) - Schedule of Consolidated Statements of Operations (Parentheticals) [Line Items]
Diluted loss per ordinary share	$ 552.75	$ 417.99
Diluted weighted average number of shares	38,387,230	41,651,574
Post-share forward split [Member]
Equity (Details) - Schedule of Consolidated Statements of Operations (Parentheticals) [Line Items]
Diluted loss per ordinary share	$ (0.21)	$ (0.16)
Diluted weighted average number of shares	38,402,000	41,667,600